Global Macro Capital Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 93.6%
Security	Shares	Value
Argentina — 2.3%
Banco BBVA Argentina SA ADR(1)	96,529	$ 886,136
Banco Macro SA ADR(1)	59,434	3,139,304
Bioceres Crop Solutions Corp.(1)	50,100	556,110
Central Puerto SA ADR	132,973	1,128,941
Corp. America Airports SA(1)	42,449	674,090
Cresud SACIF y A ADR	74,250	570,240
Despegar.com Corp.(1)	75,890	881,842
Grupo Financiero Galicia SA ADR(1)	153,089	4,434,988
Grupo Supervielle SA ADR(1)	80,073	502,858
IRSA Inversiones y Representaciones SA ADR(1)	63,212	608,099
Loma Negra Cia Industrial Argentina SA ADR(1)	70,932	458,221
Pampa Energia SA ADR(1)	51,455	2,337,601
Telecom Argentina SA ADR(1)	114,826	727,997
Transportadora de Gas del Sur SA, Class B ADR(1)	93,955	1,660,185
YPF SA ADR(1)	265,022	5,284,539
		$ 23,851,151
Belgium — 0.4%
Cenergy Holdings SA	408,618	$ 4,275,473
		$ 4,275,473
Brazil — 0.2%
Adecoagro SA	114,525	$ 1,106,311
Arcos Dorados Holdings, Inc., Class A	167,766	1,620,620
		$ 2,726,931
Bulgaria — 0.1%
Eurohold Bulgaria AD(1)	944,905	$ 777,983
		$ 777,983
China — 6.6%
Agricultural Bank of China Ltd., Class H	1,438,000	$ 643,494
Alibaba Group Holding Ltd.	809,600	7,966,644
ANTA Sports Products Ltd.	66,200	592,545
Baidu, Inc., Class A(1)	118,550	1,314,435
Bank of China Ltd., Class H	4,130,000	1,839,040
Bank of Communications Co. Ltd., Class H	455,000	330,598
BeiGene Ltd.(1)	35,500	451,657
BYD Co. Ltd., Class H	54,000	1,598,657
China CITIC Bank Corp. Ltd., Class H	464,000	277,672
China Construction Bank Corp., Class H	4,999,000	3,490,731
China Life Insurance Co. Ltd., Class H	387,000	536,907
China Mengniu Dairy Co. Ltd.	164,000	274,420
Security	Shares	Value
China (continued)
China Merchants Bank Co. Ltd., Class A	64,400	$ 291,511
China Merchants Bank Co. Ltd., Class H	203,000	841,400
China Overseas Land & Investment Ltd.	199,000	321,710
China Pacific Insurance Group Co. Ltd., Class H	137,000	364,148
China Petroleum & Chemical Corp., Class H	1,268,000	812,640
China Resources Beer Holdings Co. Ltd.	84,500	262,873
China Resources Land Ltd.	167,000	499,178
China Resources Power Holdings Co. Ltd.	100,000	275,083
China Shenhua Energy Co. Ltd., Class H	175,500	729,748
China Tower Corp. Ltd., Class H(2)	2,304,000	282,697
China Yangtze Power Co. Ltd., Class A	76,400	315,713
CITIC Ltd.	302,000	278,434
Contemporary Amperex Technology Co. Ltd., Class A	13,700	352,975
COSCO SHIPPING Holdings Co. Ltd., Class H	149,500	213,503
CSPC Pharmaceutical Group Ltd.	434,000	322,829
ENN Energy Holdings Ltd.	41,200	288,287
Ganfeng Lithium Group Co. Ltd., Class H(2)	2,800	5,880
Geely Automobile Holdings Ltd.	314,000	319,042
H World Group Ltd. ADR	10,800	324,000
Haier Smart Home Co. Ltd., Class H	126,400	413,254
Industrial & Commercial Bank of China Ltd., Class H	3,384,000	1,874,675
Innovent Biologics, Inc.(1)(2)	63,500	314,345
JD.com, Inc., Class A	120,950	1,594,798
Kanzhun Ltd. ADR	13,700	186,046
KE Holdings, Inc. ADR	34,100	472,285
Kuaishou Technology(1)(2)	121,200	678,804
Kunlun Energy Co. Ltd.	202,000	195,817
Kweichow Moutai Co. Ltd., Class A	3,900	766,732
Lenovo Group Ltd.	420,000	543,988
Li Auto, Inc., Class A(1)	64,300	628,996
Li Ning Co. Ltd.	121,000	225,376
Meituan, Class B(1)(2)	263,600	3,649,979
NetEase, Inc.	100,500	1,853,580
New Oriental Education & Technology Group, Inc.(1)	77,400	500,983
NIO, Inc. ADR(1)	70,500	313,020
Nongfu Spring Co. Ltd., Class H(2)	104,600	406,335
PDD Holdings, Inc. ADR(1)	31,100	4,008,479
PetroChina Co. Ltd., Class H	1,096,000	951,738
PICC Property & Casualty Co. Ltd., Class H	358,000	469,452
Ping An Insurance Group Co. of China Ltd., Class H	348,500	1,513,403
Postal Savings Bank of China Co. Ltd., Class H(2)	413,000	220,846
Shenzhou International Group Holdings Ltd.	43,000	364,016
Sunny Optical Technology Group Co. Ltd.	37,100	208,061
TAL Education Group ADR(1)	22,900	229,458
Tencent Holdings Ltd.	343,700	15,860,536
Tencent Music Entertainment Group ADR	39,000	553,020

Global Macro Capital Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Trip.com Group Ltd.(1)	28,550	$ 1,218,848
Vipshop Holdings Ltd. ADR	19,300	263,252
Wuxi Biologics Cayman, Inc.(1)(2)	199,500	291,800
XPeng, Inc., Class A(1)	64,100	259,094
Yankuang Energy Group Co. Ltd., Class H	170,000	221,903
Yum China Holdings, Inc.	20,400	616,896
Zijin Mining Group Co. Ltd., Class H	284,000	576,056
ZTO Express Cayman, Inc. ADR	22,100	418,795
		$ 69,283,117
Cyprus — 1.6%
Bank of Cyprus Holdings PLC(3)	45,800	$ 209,253
Bank of Cyprus Holdings PLC(3)	3,619,793	16,393,573
		$ 16,602,826
Georgia — 3.8%
Bank of Georgia Group PLC	206,566	$ 12,143,853
Georgia Capital PLC(1)	1,014,117	13,919,386
TBC Bank Group PLC	351,564	14,021,155
		$ 40,084,394
Greece — 14.5%
Aegean Airlines SA	118,953	$ 1,480,896
Alpha Services and Holdings SA	7,037,007	12,983,904
Athens International Airport SA	94,031	810,791
Athens Water Supply & Sewage Co. SA	106,068	666,813
Autohellas Tourist & Trading SA	49,238	631,904
Avax SA	281,000	428,109
Ellaktor SA	333,572	706,893
Eurobank Ergasias Services and Holdings SA, Class A	8,085,838	18,526,831
GEK TERNA SA	275,481	5,337,600
Hellenic Exchanges - Athens Stock Exchange SA	87,000	451,858
Hellenic Telecommunications Organization SA	594,256	9,763,477
Helleniq Energy Holdings SA	288,405	2,309,991
Holding Co. ADMIE IPTO SA	348,857	851,770
Ideal Holdings SA	85,500	544,887
JUMBO SA	364,095	9,757,187
LAMDA Development SA(1)	281,887	2,322,237
Metlen Energy & Metals SA	336,182	13,285,739
Motor Oil (Hellas) Corinth Refineries SA	207,214	5,281,848
National Bank of Greece SA	2,476,042	21,735,464
Noval Property Real Estate Investment Co.	413,837	1,240,614
OPAP SA	551,082	9,610,282
Optima bank SA(4)	403,252	5,337,164
Piraeus Financial Holdings SA	3,414,539	14,426,279
Public Power Corp. SA	664,797	8,469,068
Security	Shares	Value
Greece (continued)
Sarantis SA	94,905	$ 1,127,767
Terna Energy SA	191,539	3,988,139
Trade Estates Real Estate Investment SA	456,600	806,599
		$152,884,111
India — 12.4%
Adani Energy Solutions Ltd.(1)	44,159	$ 599,324
Adani Green Energy Ltd.(1)	14,178	313,291
Aether Industries Ltd.(1)	31,800	341,420
Affle India Ltd.(1)	117,452	2,118,840
Ambuja Cements Ltd.	112,000	912,790
Apollo Hospitals Enterprise Ltd.	18,119	1,430,826
Archean Chemical Industries Ltd.	43,300	402,526
Arvind Fashions Ltd.	54,700	337,297
Arvind Ltd.	75,100	338,103
Asian Paints Ltd.	17,811	657,973
Aster DM Healthcare Ltd.(2)	82,100	341,003
Avenue Supermarts Ltd.(1)(2)	10,455	619,109
Axis Bank Ltd.	146,532	2,049,934
Bajaj Finance Ltd.	11,500	937,443
Balrampur Chini Mills Ltd.	66,400	384,550
Bharti Airtel Ltd.	222,057	3,970,664
Bikaji Foods International Ltd.	39,500	338,464
Birla Corp. Ltd.	17,800	327,723
Brightcom Group Ltd.(1)	2,938,392	253,731
Brookfield India Real Estate Trust(2)	108,300	348,234
Cipla Ltd.(1)	24,973	461,361
CMS Info Systems Ltd.	58,300	400,406
Craftsman Automation Ltd.	5,200	346,698
CreditAccess Grameen Ltd.	21,400	341,716
Cyient Ltd.	15,400	323,641
Divi's Laboratories Ltd.	6,252	368,913
Doms Industries Ltd.(1)	14,300	411,691
Dr. Reddy's Laboratories Ltd.	2,326	187,973
Easy Trip Planners Ltd.	1,018,984	503,630
Eicher Motors Ltd.	16,790	1,000,535
Embassy Office Parks REIT	80,600	355,870
EPL Ltd.	142,900	385,935
Equitas Small Finance Bank Ltd.(1)(2)	289,800	280,975
Eris Lifesciences Ltd.(1)(2)	27,600	374,311
Five-Star Business Finance Ltd.(1)	35,900	324,942
Fortis Healthcare Ltd.	59,500	357,374
FSN E-Commerce Ventures Ltd.(1)	1,881,157	4,351,638
Fusion Micro Finance Ltd.(1)	63,000	327,079
GAIL (India) Ltd.	88,026	254,079
Gateway Distriparks Ltd.	279,900	368,620

Global Macro Capital Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Glenmark Life Sciences Ltd.	34,200	$ 363,159
Go Fashion India Ltd.(1)	27,500	379,155
Godrej Consumer Products Ltd.	54,300	939,795
Godrej Properties Ltd.(1)	23,800	918,470
Gokaldas Exports Ltd.	30,700	352,167
Granules India Ltd.	57,100	431,402
Grasim Industries Ltd.	13,486	447,963
Grasim Industries Ltd. (partly-paid shares)(1)	537	7,344
Gravita India Ltd.	19,300	379,730
Happiest Minds Technologies Ltd.	162,472	1,583,254
Havells India Ltd.	9,907	218,770
HCL Technologies Ltd.	14,542	285,837
HDFC Bank Ltd.	110,900	2,145,978
HealthCare Global Enterprises Ltd.(1)	76,700	323,993
HG Infra Engineering Ltd.(5)	16,200	314,569
Hindalco Industries Ltd.	188,564	1,517,991
Hindustan Unilever Ltd.	12,230	395,868
Home First Finance Co. India Ltd.(2)	27,900	347,836
ICICI Bank Ltd.	261,582	3,816,707
IndiaMart InterMesh Ltd.(2)	65,121	2,293,126
Indian Railway Catering & Tourism Corp. Ltd.	386,186	4,577,409
Info Edge India Ltd.	67,933	5,747,478
Infosys Ltd.	195,430	4,335,362
Inox Wind Ltd.(1)	203,300	446,461
Intellect Design Arena Ltd.	174,959	2,031,827
ITC Ltd.	43,445	257,649
Jindal Steel & Power Ltd.	13,591	161,066
Jio Financial Services Ltd.(1)	73,861	290,584
JSW Energy Ltd.	100,600	876,517
JSW Steel Ltd.	36,383	406,448
Jubilant Foodworks Ltd.	433,143	3,099,689
Jupiter Life Line Hospitals Ltd.(1)	21,900	351,793
Kalyan Jewellers India Ltd.	59,800	415,193
Karur Vysya Bank Ltd.	142,200	393,318
Kotak Mahindra Bank Ltd.	42,229	916,441
Larsen & Toubro Ltd.	63,076	2,880,515
LTIMindtree Ltd.(2)	3,328	225,750
Macrotech Developers Ltd.(2)	48,100	753,915
Mahindra & Mahindra Ltd.	92,283	3,213,739
Mankind Pharma Ltd.(1)	34,600	841,290
Maruti Suzuki India Ltd.	10,569	1,691,086
Max Financial Services Ltd.(1)	29,300	390,917
Medplus Health Services Ltd.(1)	41,600	337,793
Mphasis Ltd.	3,178	110,388
Nazara Technologies Ltd.(1)	82,001	886,563
Nestle India Ltd.	5,403	159,138
Security	Shares	Value
India (continued)
NTPC Ltd.	262,689	$ 1,307,648
Oil & Natural Gas Corp. Ltd.	276,500	1,106,760
PCBL Ltd.	112,400	438,404
Petronet LNG Ltd.	28,740	126,740
PI Industries Ltd.	22,263	1,178,845
Piramal Pharma Ltd.	180,900	381,009
Poly Medicure Ltd.	14,600	326,745
Power Grid Corp. of India Ltd.	81,117	338,838
Praj Industries Ltd.	42,000	355,494
Rategain Travel Technologies Ltd.(1)	38,200	377,850
Ratnamani Metals & Tubes Ltd.(1)	7,900	342,830
Raymond Consumer Care Ltd.(1)	7,680	138,287
Raymond Ltd.	9,600	227,602
Reliance Industries Ltd.	323,311	11,648,982
Rossari Biotech Ltd.(1)	34,900	348,364
Route Mobile Ltd.	62,087	1,209,167
RR Kabel Ltd.	16,100	346,211
Safari Industries India Ltd.	14,000	347,968
Sansera Engineering Ltd.(2)	22,200	377,015
Sapphire Foods India Ltd.(1)	18,300	361,082
Shriram Finance Ltd.	25,100	880,632
SIS Ltd.(1)	63,100	326,700
Sonata Software Ltd.	48,400	425,837
Spandana Sphoorty Financial Ltd.(1)	40,700	328,542
SRF Ltd.	5,781	182,998
State Bank of India	109,336	1,145,698
Sun Pharmaceutical Industries Ltd.	15,899	326,658
Sunteck Realty Ltd.(1)	51,300	369,026
Suprajit Engineering Ltd.	55,400	345,431
Tanla Platforms Ltd.	160,048	1,905,151
Tata Consultancy Services Ltd.	5,859	308,127
Tata Consumer Products Ltd.	128,575	1,828,005
Tata Elxsi Ltd.	1,296	108,325
Tata Motors Ltd.	63,438	880,372
Tata Steel Ltd.	424,533	841,087
Tech Mahindra Ltd.	14,567	270,924
Tega Industries Ltd.	17,800	409,627
Titagarh Rail System Ltd.	15,700	306,307
Titan Co. Ltd.	21,289	883,059
Trent Ltd.	6,864	480,536
Tube Investments of India Ltd.	4,113	203,701
TVS Motor Co. Ltd.	31,600	958,929
Ujjivan Small Finance Bank Ltd.(2)	650,600	350,884
UltraTech Cement Ltd.	6,678	949,720
UPL Ltd.	18,027	123,536
Varun Beverages Ltd.	24,259	458,978

Global Macro Capital Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Welspun Corp. Ltd.	51,500	$ 395,024
Wipro Ltd.	48,521	302,211
Zomato Ltd.(1)	4,204,319	11,577,025
		$131,170,966
Malaysia — 4.1%
AMMB Holdings Bhd.	978,500	$ 961,462
Axiata Group Bhd.	1,083,700	566,713
CelcomDigi Bhd.	1,394,900	1,154,500
CIMB Group Holdings Bhd.	2,758,800	4,460,780
Gamuda Bhd.	758,900	1,297,801
Genting Bhd.	851,900	877,849
Genting Malaysia Bhd.	1,178,700	667,866
Hong Leong Bank Bhd.	256,700	1,077,804
IHH Healthcare Bhd.	868,800	1,191,269
Inari Amertron Bhd.	1,101,000	907,748
IOI Corp. Bhd.	993,900	826,931
Kuala Lumpur Kepong Bhd.	196,000	899,938
Malayan Banking Bhd.	2,142,400	4,765,933
Malaysia Airports Holdings Bhd.	354,100	789,570
Maxis Bhd.	926,300	712,113
MISC Bhd.	532,100	1,018,586
MR DIY Group M Bhd.(2)	1,315,100	601,323
Nestle Malaysia Bhd.	27,600	652,847
Petronas Chemicals Group Bhd.	1,100,100	1,389,208
Petronas Dagangan Bhd.	116,300	449,351
Petronas Gas Bhd.	317,400	1,258,122
PPB Group Bhd.	254,500	821,915
Press Metal Aluminium Holdings Bhd.	1,454,000	1,697,654
Public Bank Bhd.	5,741,300	5,263,399
QL Resources Bhd.	430,500	626,471
RHB Bank Bhd.	596,700	741,709
SD Guthrie Bhd.	815,900	794,473
Sime Darby Bhd.	1,094,200	619,745
Telekom Malaysia Bhd.	451,100	685,067
Tenaga Nasional Bhd.	1,019,900	3,126,921
YTL Corp. Bhd.	1,280,900	952,680
YTL Power International Bhd.	931,400	947,036
		$ 42,804,784
Pakistan — 2.7%
Bank Al Habib Ltd.	4,136,354	$ 1,624,394
Bank Alfalah Ltd.	4,240,000	979,806
Engro Corp. Ltd.	1,749,200	2,076,756
Engro Fertilizers Ltd.	3,559,500	2,139,501
Fauji Fertilizer Co. Ltd.	3,098,200	2,013,702
Security	Shares	Value
Pakistan (continued)
Habib Bank Ltd.	3,537,900	$ 1,659,083
Hub Power Co. Ltd.	6,308,600	3,337,608
Interloop Ltd.	1,773,600	463,267
Lucky Cement Ltd.	549,400	1,720,984
Mari Petroleum Co. Ltd.	111,400	1,060,254
MCB Bank Ltd.	2,146,600	1,750,617
Millat Tractors Ltd.	696,800	1,580,544
Oil & Gas Development Co. Ltd.	3,400,700	1,574,970
Pakistan Oilfields Ltd.	702,000	1,407,838
Pakistan Petroleum Ltd.	3,324,600	1,330,947
Pakistan State Oil Co. Ltd.	1,159,800	664,222
SUI Northern Gas Pipeline(1)	1,970,200	479,864
Systems Ltd.	617,100	923,576
TRG Pakistan(1)	1,518,600	292,254
United Bank Ltd.	1,489,100	1,384,414
		$ 28,464,601
Poland — 11.0%
Alior Bank SA	116,550	$ 2,793,642
Allegro.eu SA(1)(2)	789,284	7,250,379
Asseco Poland SA	72,938	1,545,936
Auto Partner SA(5)	65,000	356,650
Bank Millennium SA(1)	804,255	1,843,820
Bank Polska Kasa Opieki SA	247,193	10,014,062
Budimex SA	17,486	2,814,041
CCC SA(1)	56,926	1,809,955
CD Projekt SA	88,477	3,551,596
Cyfrowy Polsat SA(1)	304,841	997,269
Dino Polska SA(1)(2)	64,671	5,747,469
Enea SA(1)	363,811	1,011,910
Eurocash SA(1)	107,405	317,216
Grupa Azoty SA(1)	70,443	320,784
Grupa Kety SA	13,067	2,710,600
Jastrzebska Spolka Weglowa SA(1)	65,755	442,714
KGHM Polska Miedz SA	189,922	6,528,959
KRUK SA	23,865	2,670,992
LPP SA	1,505	5,770,087
mBank SA(1)	20,559	3,231,984
Orange Polska SA	861,921	1,726,941
ORLEN SA	772,831	12,601,822
PGE Polska Grupa Energetyczna SA(1)	1,210,331	2,228,436
Powszechna Kasa Oszczednosci Bank Polski SA	1,178,115	17,508,467
Powszechny Zaklad Ubezpieczen SA	809,978	9,919,087
Santander Bank Polska SA	48,173	6,348,159
Tauron Polska Energia SA(1)	1,375,987	1,318,500
Text SA	22,315	497,100

Global Macro Capital Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Poland (continued)
Warsaw Stock Exchange	29,402	$ 314,843
XTB SA(2)	80,328	1,280,311
		$115,473,731
Saudi Arabia — 4.0%
Advanced Petrochemical Co.(1)	48,600	$ 517,892
Al Hammadi Holding	35,300	441,532
Al Rajhi Bank	39,800	907,471
Alamar Foods	28,300	577,866
Al-Dawaa Medical Services Co.	26,200	625,798
Alinma Bank	24,500	211,608
Almarai Co. JSC	17,800	286,683
Arabian Centres Co.(2)	174,800	931,205
Arabian Contracting Services Co.(1)	57,281	3,453,327
Arabian Internet & Communications Services Co.	7,100	556,561
Ataa Educational Co.	29,094	532,814
Bank AlBilad	12,250	120,066
Banque Saudi Fransi	11,800	116,366
Catrion Catering Holding Co.	30,900	955,604
City Cement Co.	194,300	933,824
Dallah Healthcare Co.	11,603	511,748
Dr. Sulaiman Al Habib Medical Services Group Co.	6,900	529,760
Etihad Etisalat Co.	149,200	2,072,441
Jarir Marketing Co.	121,000	418,879
Leejam Sports Co. JSC	23,388	1,246,049
Lumi Rental Co.(1)	36,800	892,942
Najran Cement Co.(1)	326,900	756,355
National Agriculture Development Co.(1)	150,219	1,153,455
National Co. for Learning & Education	17,800	877,018
National Medical Care Co.	24,400	1,344,893
Riyad Bank	28,500	208,489
SABIC Agri-Nutrients Co.	15,900	498,917
Sahara International Petrochemical Co.	144,300	1,098,071
Saudi Arabian Mining Co.(1)	57,900	664,823
Saudi Arabian Oil Co.(2)	170,110	1,251,469
Saudi Awwal Bank	20,600	215,544
Saudi Basic Industries Corp.	58,600	1,230,578
Saudi Electricity Co.	49,600	225,994
Saudi Industrial Investment Group	93,300	507,973
Saudi National Bank	59,100	597,168
Saudi Telecom Co.	198,200	2,035,895
Saudia Dairy & Foodstuff Co.	21,461	1,964,528
Savola Group(1)	95,300	1,159,247
Theeb Rent A Car Co.	155,307	2,715,692
Security	Shares	Value
Saudi Arabia (continued)
United Electronics Co.	135,831	$ 3,326,686
United International Transportation Co.	139,643	3,329,067
		$ 42,002,298
Slovenia — 2.0%
Nova Ljubljanska Banka DD(2)	72,121	$ 10,457,129
Nova Ljubljanska Banka DD GDR(5)	364,887	10,368,120
		$ 20,825,249
Spain — 0.0%(6)
AmRest Holdings SE(1)	95,608	$ 595,593
		$ 595,593
Taiwan — 12.7%
Accton Technology Corp.	61,000	$ 956,192
Advantech Co. Ltd.	57,000	606,284
Alchip Technologies Ltd.	13,000	1,058,839
ASE Technology Holding Co. Ltd.	407,000	1,899,513
Asustek Computer, Inc.	64,000	897,515
Cathay Financial Holding Co. Ltd.	1,131,000	2,165,664
Chailease Holding Co. Ltd.	177,480	827,971
China Development Financial Holding Corp.	1,623,000	801,016
China Steel Corp.	1,100,000	778,549
Chunghwa Telecom Co. Ltd.	467,000	1,730,461
Compal Electronics, Inc.	541,000	524,184
CTBC Financial Holding Co. Ltd.	2,142,000	2,324,964
Delta Electronics, Inc.	231,000	2,966,924
E Ink Holdings, Inc.	110,000	907,625
E.Sun Financial Holding Co. Ltd.	438,614	355,358
Evergreen Marine Corp. Taiwan Ltd.	122,000	633,660
First Financial Holding Co. Ltd.	1,380,000	1,236,001
Formosa Chemicals & Fibre Corp.	594,000	904,402
Formosa Plastics Corp.	406,000	716,923
Fubon Financial Holding Co. Ltd.	932,000	2,523,821
Gigabyte Technology Co. Ltd.	57,000	460,974
Hon Hai Precision Industry Co. Ltd.	1,662,000	10,196,230
Hotai Motor Co. Ltd.	38,000	753,612
Hua Nan Financial Holdings Co. Ltd.	1,054,000	892,616
Largan Precision Co. Ltd.	11,000	954,363
Lite-On Technology Corp.	248,000	758,461
MediaTek, Inc.	195,000	7,426,598
Mega Financial Holding Co. Ltd.	1,425,000	1,879,028
Nan Ya Plastics Corp.	502,000	768,144
Novatek Microelectronics Corp.	73,000	1,177,312
Pegatron Corp.	218,000	673,429
Quanta Computer, Inc.	324,000	2,760,399

Global Macro Capital Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Realtek Semiconductor Corp.	58,000	$ 914,948
Shanghai Commercial & Savings Bank Ltd.	511,000	651,002
SinoPac Financial Holdings Co. Ltd.	1,256,000	1,022,394
Taishin Financial Holding Co. Ltd.(1)	1,334,000	826,766
Taiwan Cooperative Financial Holding Co. Ltd.	1,014,000	831,464
Taiwan Mobile Co. Ltd.	221,000	710,957
Taiwan Semiconductor Manufacturing Co. Ltd.	2,259,000	65,897,942
TCC Group Holdings Co. Ltd.	893,000	944,821
Unimicron Technology Corp.	176,000	980,745
Uni-President Enterprises Corp.	588,000	1,511,104
United Microelectronics Corp.	1,339,000	2,133,151
Wistron Corp.	181,000	544,601
Wiwynn Corp.	10,000	633,840
Yageo Corp.	41,000	999,814
Yuanta Financial Holding Co. Ltd.	1,206,000	1,209,954
		$133,330,535
Turkey — 4.7%
Akbank TAS	2,581,325	$ 4,821,506
Aselsan Elektronik Sanayi Ve Ticaret AS	1,327,286	2,506,667
BIM Birlesik Magazalar AS	385,110	7,277,697
Coca-Cola Icecek AS	42,700	1,091,014
Eregli Demir ve Celik Fabrikalari TAS	1,120,051	1,895,194
Ford Otomotiv Sanayi AS	56,146	1,685,880
Haci Omer Sabanci Holding AS	916,254	2,749,038
Hektas Ticaret TAS(1)	769,632	281,335
KOC Holding AS	650,837	4,227,351
Koza Altin Isletmeleri AS(1)	431,101	301,747
Pegasus Hava Tasimaciligi AS(1)	197,482	1,335,371
Sasa Polyester Sanayi AS(1)	1,064,379	1,492,403
Tofas Turk Otomobil Fabrikasi AS	100,505	850,066
Turk Hava Yollari AO(1)	483,236	4,219,062
Turkcell Iletisim Hizmetleri AS	1,051,181	3,353,130
Turkiye Is Bankasi AS, Class C	7,404,206	3,349,608
Turkiye Petrol Rafinerileri AS	822,067	4,053,672
Turkiye Sise ve Cam Fabrikalari AS	1,102,564	1,565,974
Yapi ve Kredi Bankasi AS	2,699,617	2,459,047
		$ 49,515,762
United Arab Emirates — 6.0%
Abu Dhabi Commercial Bank PJSC	1,522,550	$ 3,688,991
Abu Dhabi Islamic Bank PJSC	683,259	2,278,515
Abu Dhabi National Oil Co. for Distribution PJSC	1,279,514	1,243,144
Agthia Group PJSC	2,220,832	4,332,412
Air Arabia PJSC	4,202,594	3,010,931
Al Ansari Financial Services PJSC	1,805,311	501,597
Security	Shares	Value
United Arab Emirates (continued)
Al Waha Capital PJSC	6,168,401	$ 2,621,013
Aldar Properties PJSC	3,502,652	7,048,775
Amanat Holdings PJSC	10,123,250	3,056,869
Americana Restaurants International PLC(3)	684,268	576,087
Americana Restaurants International PLC(3)	494,400	408,528
Deyaar Development PJSC	16,085,701	3,113,784
Dubai Electricity & Water Authority PJSC	1,686,287	1,092,806
Dubai Islamic Bank PJSC	1,323,277	2,108,297
Emaar Properties PJSC	3,802,469	8,933,764
Emirates NBD Bank PJSC	557,760	2,898,567
Emirates Telecommunications Group Co. PJSC	1,370,667	6,112,326
First Abu Dhabi Bank PJSC	1,808,399	6,426,338
Multiply Group PJSC(1)	1,377,700	862,947
National Central Cooling Co. PJSC	689,840	573,820
Q Holding PJSC(1)	227,300	192,479
Ras Al Khaimah Ceramics	3,875,806	2,439,157
Taaleem Holdings PJSC	29,300	29,813
		$ 63,550,960
United Kingdom — 0.1%
Pepco Group NV(1)(5)	215,744	$ 1,043,565
		$ 1,043,565
United States — 0.5%
Titan Cement International SA	136,364	$ 4,853,865
		$ 4,853,865
Vietnam — 3.9%
Airports Corp. of Vietnam JSC(1)	133,300	$ 611,860
Asia Commercial Bank JSC	1,247,750	1,298,968
Century Land JSC(1)	520,000	142,194
Dat Xanh Real Estate Services JSC(1)	592,200	137,441
Digiworld Corp.	1,064,800	2,508,580
Dong Hai JSC of Bentre	208,600	323,589
Duc Giang Chemicals JSC	712,600	3,169,304
FPT Corp.	1,644,655	8,395,549
FPT Digital Retail JSC(1)	469,760	3,219,099
Gemadept Corp.	745,200	2,367,098
Khang Dien House Trading & Investment JSC(1)	138,900	199,714
Kinh Bac City Development Holding Corp.(1)	138,400	150,102
Military Commercial Joint Stock Bank	1,280,000	1,326,372
Mobile World Investment Corp.	2,041,600	5,170,685
Novaland Investment Group Corp.(1)	7,524	3,540
PetroVietnam Drilling & Well Services JSC(1)	211,700	232,399
PetroVietnam Technical Services Corp.	156,100	250,876
Phat Dat Real Estate Development Corp.(1)	3,865	2,917

Global Macro Capital Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Phu Nhuan Jewelry JSC	854,566	$ 3,522,411
Refrigeration Electrical Engineering Corp.	750,723	2,218,901
Saigon Thuong Tin Commercial JSB(1)	932,100	1,072,176
Sao Ta Foods JSC	402,800	781,873
Vietnam Dairy Products JSC	128,800	365,323
Vietnam Engine & Agricultural Machinery Corp.	241,100	408,676
Vietnam Joint Stock Commercial Bank for Industry & Trade(1)	881,700	1,119,512
Vietnam Technological & Commercial Joint Stock Bank	1,614,800	1,488,379
Viettel Construction Joint Stock Corp.	96,000	480,468
VNDirect Securities Corp.(1)	990,875	611,990
		$ 41,579,996
Total Common Stocks (identified cost $833,398,745)		$985,697,891

Loan Participation Notes — 0.8%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.8%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(5)(7)(8)	UZS	24,256,095	$ 1,945,446
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(5)(7)(8)	UZS	81,043,560	6,443,508
Total Loan Participation Notes (identified cost $8,791,909)			$ 8,388,954

Rights — 0.0%(6)
Security	Shares	Value
India — 0.0%(6)
Tata Consumer Products Ltd., Exp. 8/19/24(1)	4,945	$ 21,994
Total Rights (identified cost $0)		$ 21,994

Sovereign Government Bonds — 0.7%
Security	Principal Amount (000's omitted)		Value
Greece — 0.1%
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	180,655	$ 557,214
			$ 557,214
Uzbekistan — 0.6%
National Bank of Uzbekistan, 19.875%, 7/5/27(5)	UZS	80,750,000	$ 6,393,964
			$ 6,393,964
Total Sovereign Government Bonds (identified cost $7,026,927)			$ 6,951,178

Short-Term Investments — 2.5%
Affiliated Fund — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(9)	25,043,834	$ 25,043,834
Total Affiliated Fund (identified cost $25,043,834)		$ 25,043,834

Securities Lending Collateral — 0.0%(6)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.31%(10)	149,158	$ 149,158
Total Securities Lending Collateral (identified cost $149,158)		$ 149,158

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/22/24(11)	$500	$ 498,463
0.00%, 9/5/24(11)	500	497,437
0.00%, 10/10/24(11)	506	500,923
Total U.S. Treasury Obligations (identified cost $1,496,825)		$ 1,496,823
Total Short-Term Investments (identified cost $26,689,817)		$ 26,689,815

Global Macro Capital Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Value
Total Purchased Options — 0.0%(6) (identified cost $385,560)	$ 245,390
Total Investments — 97.6% (identified cost $876,292,958)	$1,027,995,222
Other Assets, Less Liabilities — 2.4%	$ 24,892,831
Net Assets — 100.0%	$1,052,888,053
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $39,682,129 or 3.8% of the Portfolio's net assets.
(3)	Securities are traded on separate exchanges for the same entity.
(4)	All or a portion of this security was on loan at July 31, 2024. The aggregate market value of securities on loan at July 31, 2024 was $145,694 and the total market value of the collateral received by the Fund was $149,158, comprised of cash.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $26,865,822 or 2.6% of the Portfolio's net assets.
(6)	Amount is less than 0.05%.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(10)	Represents investment of cash collateral received in connection with securities lending.
(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	32.4%	$341,463,977
Information Technology	13.0	136,765,520
Consumer Discretionary	11.8	123,796,639
Industrials	8.1	85,652,350
Communication Services	6.9	73,060,604
Materials	5.3	55,676,791
Energy	5.2	55,012,894
Consumer Staples	4.0	41,630,702
Utilities	3.7	38,760,626
Real Estate	2.8	29,679,673
Health Care	1.2	12,609,063
Government	0.7	6,951,178
Short-Term Investments	2.5	26,689,815
Total	97.6%	$1,027,749,832

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	$119,712
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	64,094
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	61,584
Total							$245,390
(1)	Amount is less than 0.05%.

Global Macro Capital Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,296,988	USD	1,403,100	9/18/24	$ 3,647
INR	1,951,000,000	USD	23,286,625	9/18/24	(17,359)
TWD	374,000,000	USD	11,632,566	9/18/24	(143,683)
TWD	400,900,000	USD	12,480,543	9/18/24	(165,320)
TWD	433,000,000	USD	13,491,198	9/18/24	(189,897)
TWD	482,000,000	USD	15,001,650	9/18/24	(195,121)
TWD	427,600,000	USD	13,336,452	9/18/24	(201,034)
TWD	454,200,000	USD	14,153,721	9/18/24	(201,179)
TWD	507,300,000	USD	15,788,491	9/18/24	(204,773)
USD	1,676,812	EUR	1,550,000	9/18/24	(4,358)
USD	2,283,018	EUR	2,110,361	9/18/24	(5,934)
USD	2,286,673	EUR	2,113,739	9/18/24	(5,943)
USD	3,871,761	EUR	3,578,952	9/18/24	(10,063)
USD	4,487,454	EUR	4,148,082	9/18/24	(11,663)
USD	24,543,244	EUR	22,687,117	9/18/24	(63,790)
USD	153,933,338	EUR	142,291,851	9/18/24	(400,088)
USD	5,343,830	INR	448,000,000	9/18/24	605
USD	3,887,988	INR	326,000,000	9/18/24	(162)
USD	8,968,610	INR	752,000,000	9/18/24	(374)
USD	5,068,031	INR	425,000,000	9/18/24	(876)
KRW	9,757,000,000	USD	7,113,760	9/19/24	21,648
KRW	9,757,000,000	USD	7,120,131	9/19/24	15,277
KRW	13,986,000,000	USD	10,216,440	9/19/24	11,685
					$(1,768,755)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	35,445,665	CNH	257,000,000	Bank of America, N.A.	9/19/24	$ —	$ (258,074)
USD	50,494,358	CNH	366,293,899	Bank of America, N.A.	9/19/24	—	(393,041)
USD	45,500,102	CNH	330,000,000	Barclays Bank PLC	9/19/24	—	(345,166)
USD	3,172,191	CNH	23,000,000	Standard Chartered Bank	9/19/24	—	(23,085)
USD	16,571,763	CNH	120,206,101	Standard Chartered Bank	9/19/24	—	(127,876)
						$—	$(1,147,242)

Global Macro Capital Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE Taiwan Index	772	Long	8/29/24	$58,524,142	$1,424,416
					$1,424,416
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	157,500	Positive Return on KOSPI 200 Index Futures 9/2024 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 9/2024 (pays upon termination)	9/12/24	$1,244,281
						$1,244,281
Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
Currency Abbreviations:
CNH	– Yuan Renminbi Offshore
EUR	– Euro
INR	– Indian Rupee
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended July 31, 2024, the Portfolio entered into equity index futures contracts, equity index options and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
At July 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Global Macro Capital Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $25,043,834, which represents 2.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$28,891,215	$555,333,113	$(559,180,494)	$ —	$ —	$25,043,834	$906,899	25,043,834
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia	$ 8,544,074	$438,089,925	$ —	$ 446,633,999
Developed Europe	—	5,914,631	—	5,914,631
Emerging Europe	—	396,164,056	—	396,164,056
Latin America	26,578,082	—	—	26,578,082
Middle East	—	105,553,258	—	105,553,258
North America	—	4,853,865	—	4,853,865
Total Common Stocks	$35,122,156	$950,575,735*	$ —	$ 985,697,891
Loan Participation Notes	$ —	$ —	$8,388,954	$ 8,388,954
Rights	—	21,994	—	21,994
Sovereign Government Bonds	—	6,951,178	—	6,951,178
Short-Term Investments:
Affiliated Fund	25,043,834	—	—	25,043,834
Securities Lending Collateral	149,158	—	—	149,158
U.S. Treasury Obligations	—	1,496,823	—	1,496,823
Purchased Currency Options	—	245,390	—	245,390
Total Investments	$60,315,148	$959,291,120	$8,388,954	$1,027,995,222
Forward Foreign Currency Exchange Contracts	$ —	$ 52,862	$ —	$ 52,862
Futures Contracts	—	1,424,416	—	1,424,416

Global Macro Capital Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ 1,244,281	$ —	$ 1,244,281
Total	$60,315,148	$962,012,679	$8,388,954	$1,030,716,781
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (2,968,859)	$ —	$ (2,968,859)
Total	$ —	$ (2,968,859)	$ —	$ (2,968,859)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of October 31, 2023	$10,052,327
Realized gains (losses)	(204,651)
Change in net unrealized appreciation (depreciation)	324,778
Cost of purchases	—
Proceeds from sales, including return of capital	(1,922,828)
Accrued discount (premium)	139,328
Transfers to Level 3	—
Transfers from Level 3	—
Balance as of July 31, 2024	$ 8,388,954
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2024	$ 195,510
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2024:
Type of Investment	Fair Value as of July 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$8,388,954	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.25% - 6.24%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 6.01% based on relative principal amounts.
Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

Global Macro Capital Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semi-annual or annual report to shareholders.